Assets Held for Sale and Discontinued Operations - Additional Information (Details) - CAD ($) $ in Millions		12 Months Ended
	Feb. 02, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Proceeds from sale of Fort Hills		$ 1,014	$ 0
Asset impairment charges pre tax			1,200
Asset impairment charges after tax			961
Non-current assets held for sale (Note 5)		0	173
Assets held for sale (Note 5)		0	1,566
Fort Hill Cash Generating Unit
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Proceeds from sale of Fort Hills		$ 1,000
Disposal group, including discontinued operation, liabilities	$ 269
Disposal group, including discontinued operation, liabilities, current	26
Disposal group, including discontinued operation, liabilities, noncurrent	243
Loss on sale of discontinued operations	$ 8
Mesaba Mineral Deposit
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Non-current assets held for sale (Note 5)			14
San Nicolas Copper-Zinc Development Project
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Non-current assets held for sale (Note 5)			$ 159
Fort Hills Energy Limited Partnership
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Proportion of ownership interest in joint operation	21.30%